Operating segment and geographic data (Tables)	12 Months Ended
Dec. 31, 2022
Operating segment and geographic data
Schedule of segment revenues
2022
($ in millions) Electrification Motion
Process
Automation
Robotics &
Discrete
Automation
Corporate
and Other Total
Geographical markets

Europe

4,449 2,031 2,248 1,494 63 10,285

The Americas

5,332 2,148 1,566 524 3 9,573
of which: United States 3,918 1,787 943 373 2 7,023

Asia, Middle East and Africa

4,123 2,101 2,199 1,155 10 9,588
of which: China

1,984 1,147 666 897 2 4,696
13,904 6,280 6,013 3,173 76 29,446
Product type

Products
12,179 5,380 1,337 1,863 7 20,766

Systems
830 — 1,974 832 69 3,705

Services and software
895 900 2,702 478 — 4,975
13,904 6,280 6,013 3,173 76 29,446

Third-party revenues
13,904 6,280 6,013 3,173 76 29,446

Intersegment revenues
201 465 31 8 (705) —
Total revenues 14,105 6,745 6,044 3,181 (629) 29,446
2021
($ in millions) Electrification Motion
Process
Automation
Robotics &
Discrete
Automation
Corporate
and Other Total
Geographical markets

Europe

4,517 2,015 2,416 1,578 3 10,529

The Americas

4,465 2,346 1,431 439 5 8,686
of which: United States 3,304 1,952 833 308 — 6,397

Asia, Middle East and Africa

3,975 2,111 2,367 1,270 7 9,730
of which: China

2,087 1,156 740 949 — 4,932
12,957 6,472 6,214 3,287 15 28,945
Product type

Products
10,706 5,555 1,496 2,159 4 19,920

Systems
1,367 — 1,802 645 11 3,825

Services and software
884 917 2,916 483 — 5,200
12,957 6,472 6,214 3,287 15 28,945

Third-party revenues
12,957 6,472 6,214 3,287 15 28,945

Intersegment revenues
230 453 45 10 (738) —
Total revenues 13,187 6,925 6,259 3,297 (723) 28,945
2020
($ in millions) Electrification Motion
Process
Automation
Robotics &
Discrete
Automation
Corporate
and Other Total
Geographical markets

Europe

4,008 1,934 2,322 1,429 15 9,708
The Americas

4,050 2,173 1,321 385 7 7,936
of which: United States 3,093 1,846 805 270 5 6,019
Asia, Middle East and Africa

3,506 1,807 2,038 1,024 7 8,382
of which: China

1,820 926 628 714 3 4,091
11,564 5,914 5,681 2,838 29 26,026
Product type

Products 9,951 5,040 1,263 1,635 53 17,942
Systems 743 — 1,665 780 (24) 3,164
Services and software 870 874 2,753 423 — 4,920
11,564 5,914 5,681 2,838 29 26,026
Third-party revenues 11,564 5,914 5,681 2,838 29 26,026
Intersegment revenues (1) 360 495 111 69 (927) 108
Total revenues 11,924 6,409 5,792 2,907 (898) 26,134
(1)

Intersegment

revenues

until June

30, 2020,

include sales

to the Power

Grids business,

which is

presented

as discontinued

operations,

and
are not eliminated

from Total

revenues

(see Note

3).

Schedule of operational EBITA reconciliations
($ in millions) 2022 2021 2020
Operational EBITA:
Electrification 2,328 2,121 1,681
Motion 1,163 1,183 1,075
Process Automation

848 801 451
Robotics & Discrete Automation

340 355 237
Corporate and Other:
— Non-core and divested

businesses
5 (39) (133)
— Stranded corporate

costs
— — (40)
— Corporate costs and

Other intersegment elimination
(174) (299) (372)
Total 4,510 4,122 2,899
Acquisition-related amortization
(229) (250) (263)
Restructuring, related and

implementation

costs
(1)
(347) (160) (410)
Changes in obligations

related to divested businesses
88 (9) (218)
Changes in pre-acquisition

estimates
(10) 6 (11)
Gains and losses from

sale of businesses
(7) 2,193 (2)
Fair value adjustment on

assets and liabilities

held for sale
— — (33)
Acquisition-

and divestment-related

expenses and integration

costs
(195) (132) (74)
Other income/expenses

relating to the Power

Grids joint venture
(57) (34) (20)
Foreign exchange/commodity

timing differences in income

from operations:
Unrealized gains and losses

on derivatives (foreign

exchange,

commodities, embedded

derivatives)
32 (54) 67
Realized gains and losses

on derivatives where

the underlying hedged

transaction has not yet been

realized
(48) (2) 26
Unrealized foreign exchange

movements on receivables/payables

(and

related assets/liabilities)
(15) 20 (33)
Certain other non-operational

items:
Costs for divestment of Power

Grids
— — (86)
Regulatory, compliance and legal costs (317) — (7)
Business transformation

costs
(2) (152) (92) (37)
Favorable resolution of an

uncertain purchase

price adjustment
15 6 36
Gains and losses from

sale of investments in

equity-accounted companies
43 — —
Certain other fair value

changes, including asset

impairments
(3) 45 119 (239)
Other non-operational items (19) (15) (2)
Income from operations 3,337 5,718 1,593
Interest and dividend income
72 51 51
Interest and other finance

expense
(130) (148) (240)
Losses from extinguishment

of debt
— — (162)
Non-operational pension

(cost) credit
115 166 (401)
Income from continuing

operations before

taxes
3,394 5,787 841
(1)

Amount in

2022 includes

impairment

of certain

assets.

Amount in

2020 includes

$

million of

implementation

costs

in relation

to the
OS program

.
(2)

Amounts in

2022 and

2021 include

ABB Way

process transformation

costs

of $
131

million and

$

million, respectively.
(3)

Amount in

2020 includes

goodwill

impairment

charges of

$
311

million.

Schedule of Depreciation and amortization, Capital expenditure, and Total assets by segment
Depreciation and Total assets (1), (2)
amortization Capital expenditures
(1)
at December 31,

($ in millions) 2022 2021 2020 2022 2021 2020 2022 2021 2020
Electrification 406 425 411 385 345 316 13,992 12,831 12,800
Motion 141 172 182 150 230 118 6,565 5,936 6,495
Process Automation

75 83 80 100 85 75 4,598 5,009 5,008
Robotics & Discrete
Automation 141 144 131 86 96 65 4,901 4,860 4,794
Corporate and Other 51 69 111 41 64 120 9,092 11,624 11,991
Consolidated 814 893 915 762 820 694 39,148 40,260 41,088
(1)

Capital expenditures

and Total

assets are

after intersegment

eliminations

and therefore

reflect

third-party

activities

only.
(2)

At December

31, 2022,

2021 and 2020,

Corporate

and Other

includes

$

million,

$

million and

$

million, respectively,

of assets

in
the Power

Grids business

which is

reported as

discontinued

operations

(see Note

3). In

addition,

at December

31, 2021

and 2020,
Corporate

and Other

included $
1,609

million and

$
1,710

million, respectively,

related

to the equity

investment

in Hitachi

Energy,

which was
subsequently

sold in

December

2022 (see

Note 4).

Schedule of geographic information for long-lived assets	Long-lived assets at December 31, ($ in millions) 2022 2021 Europe 2,533 2,670 The Americas 1,256 1,260 Asia, Middle East and Africa 963 1,009 Total 4,752 4,939